Inventories - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	$ (3,933,000)	$ (2,874,000)	$ (6,335,000)
Provision used, other provisions	333,000	0	124,000
Increase (decrease) in other provisions		8,000
Common [Table]
Provision used, other provisions	333,000	0	124,000
Lead-Times Increased COVID-19 And Other Supply Chain Constraints
Disclosure of detailed information about property, plant and equipment [line items]
Provision used, other provisions	1,111,000		126,000
Increase (decrease) in other provisions	803,000		104,000
Common [Table]
Provision used, other provisions	1,111,000		126,000
Inventory adjustments
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	3,558,000	$ 3,250,000	$ 2,930,000
Inventory adjustments | Provision To Serve Expected Demand For Customers And Projects
Disclosure of detailed information about property, plant and equipment [line items]
Current inventories	$ 3,558,000